Finance Expense (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Finance Expense [Abstract]
Summary of Finance Expense

Finance expense are as follows:

	For the year ended December 31,
	2024	2023	2022
	(EUR thousand)
Interest on debts and borrowings	6,105	3,734	3,363
Financial discounts and other expenses	539	138	102
Interest on lease liabilities	759	581	573
Financial component IAS 19	270	268	118
Foreign currency exchange losses	8,831	23,408	19,136
Derivatives fair value loss	6,191	3,086	5,966
Other fair value adjustments	485	202	582
Total finance expense	23,180	31,417	29,840